Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Borrowings [abstract]
Schedule of fair value of borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2018 and 2017 was as follows:

	Total as of June 30, 2018	Total as of June 30, 2017	Fair value as of June 30, 2018	Fair value as of June 30, 2017
NCN	171,142	108,417	183,338	110,164
Bank loans	31,244	12,012	31,837	12,048
Non-recourse loans	-	7,025	-	6,930
Bank overdrafts	671	91	671	91
Other borrowings (i)	3,576	1,870	4,761	1,828
Total borrowings	206,633	129,415	220,607	131,061
Non-current	181,046	109,489
Current	25,587	19,926
Total (ii)	206,633	129,415

(i) Includes financial leases for Ps. 16 and Ps. 4 as of June 30, 2018 and 2017.

(ii) Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the group's borrowings

The maturity of the Group's borrowings (excluding obligations under finance leases) is as follows:

	June 30, 2018	June 30, 2017
Share capital
Less than 1 year	23,865	18,672
Between 1 and 2 years	25,722	14,352
Between 2 and 3 years	22,728	14,998
Between 3 and 4 years	18,887	11,918
Between 4 and 5 years	47,546	10,737
Later than 5 years	66,054	57,438
	204,802	128,115
Interest
Less than 1 year	1,714	1,253
Between 1 and 2 years	30	4
Between 2 and 3 years	33	7
Between 3 and 4 years	5	19
Between 4 and 5 years	-	5
Later than 5 years	33	8
	1,815	1,296
Leases	16	4
	206,633	129,415

Schedule of borrowing by type of fixed-rate and floating-rate

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2018 and 2017.

	June 30, 2018
Rate per currency	Argentine Peso	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	1,049	-	-	1,049
New Israel Shekel	-	-	80,685	80,685
US Dollar	23,228	372	12,273	35,873
Subtotal fixed-rate borrowings	24,277	372	92,958	117,607
Floating rate:
Argentine Peso	1,154	-	-	1,154
New Israel Shekel	-	-	86,214	86,214
US Dollar	-	-	1,642	1,642
Subtotal floating-rate borrowings	1,154	-	87,856	89,010
Total borrowings as per analysis	25,431	372	180,814	206,617
Finance leases obligations	16	-	-	16
Total borrowings as per Statement of Financial Position	25,447	372	180,814	206,633

	June 30, 2017
Rate per currency	Argentine Peso	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	79	-	-	79
New Israel Shekel	-	-	35,867	35,867
US Dollar	11,222	135	7,741	19,098
Subtotal fixed-rate borrowings	11,301	135	43,608	55,044
Floating rate:
Argentine Peso	540	-	-	540
New Israel Shekel	-	-	72,805	72,805
US Dollar	-	-	1,022	1,022
Subtotal floating-rate borrowings	540	-	73,827	74,367
Total borrowings as per analysis	11,841	135	117,435	129,411
Finance leases obligations	4	-	-	4
Total borrowings as per Statement of Financial Position	11,845	135	117,435	129,415

Schedule of debt issuances

The following describes the debt issuances made by the Group for the years ended June 30, 2018, and 2017:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest	Principal payment	Interest payment
					rate
IRSA	Class VII	sep-16	384.2	9/9/2019	Badlar + 2.99% n.a	At expiration	quarterly
IRSA	Class VIII	sep-16	US$ 184.5	9/9/2019	7% n.a.	At expiration	quarterly
IRSA CP	Class IV	sep-17	US$ 140	9/14/2020	5% n.a.	At expiration	quarterly
IDBD	SERIES N	aug-16	NIS 325	12/29/2022	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIES M	feb-17	NIS 1,060	11/28/2019	5.40% n.a.	At expiration	quarterly
IDBD	SERIES N	jul-17	NIS 642.1	12/30/2022	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIES N	nov-17	NIS 357	12/30/2022	5.3% e.a	At expiration	quarterly	(2)
DIC	SERIES F	aug-16	NIS 360	12/31/2025	4.95% e.a.	Annual payments since 2017	annual
DIC	SERIES F	apr-17	NIS 444	12/31/2025	4.95% e.a.	Annual payments since 2017	annual
DIC	SERIES J	dec-17	NIS 762	12/30/2026	4.8% e.a.	Annual payments since 2021	biannual	(2)
PBC	SERIES I	oct-16	NIS 102	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	apr-17	NIS 431	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	oct-17	NIS 497	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	dec-17	NIS 496	6/29/2029	3.95% e.a.	At expiration	quarterly	(2)
Gav - Yam	SERIES F	apr-17	NIS 303	3/31/2026	4.75% e.a.	Annual payments since 2021	biannual
Gav - Yam	SERIES H	sep-17	NIS 424	6/30/2034	2.55% e.a.	Annual payments since 2019	biannual
Cellcom	SERIES L	jan-18	NIS 401	1/5/2028	2.5% e.a.	Annual payments since 2023	annual
Shufersal	SERIES E	jan-18	NIS 544	10/8/2028	4.3% e.a.	Annual payments since 2018	annual
Shufersal	SERIES E	jan-18	NIS 544	10/8/2028	4.3% e.a.	Annual payments since 2018	annual	(2)

(1)	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 60.4 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien, in an unlimited amount, in favor of the trustee for the holders of the debentures.
(2)	Corresponds a to an expansion of the series.

Schedule of evolution of borrowing

The following table shows a detail of evolution of borrowing during the years ended June 30, 2018 and 2017:

	June 30, 2018	June 30, 2017
Balance at the beginning of the year	129,415	112,936
Borrowings	17,853	26,596
Payment of borrowings	(17,969)	(17,780)
Obtention / (payment) of short term loans, net	345	(862)
Interests paid	(6,999)	(5,326)
Deconsolidation (see Note 4.G.)	(21,310)	-
Accrued interests	8,288	6,192
Changes in fair value of third-party loans	114	-
Loans received from associates and joint ventures, net	4	-
Cumulative translation adjustment and exchange differences, net	96,892	7,659
Balance at the end of the year	206,633	129,415